Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (+by instrument type) (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 GBP (£) category	Dec. 31, 2024 GBP (£)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 817	£ 684
Unfavourable changes reflected in profit or loss	(356)	(328)
Favourable changes recognized in OCI	11	13
Unfavourable changes recognized in OCI	£ (14)	(15)
Number of financial instrument categories | category	1
Confidence level	95.00%
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 414	310
Unfavourable changes reflected in profit or loss	(157)	(106)
Favourable changes recognized in OCI	11	10
Unfavourable changes recognized in OCI	(11)	(10)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	30	37
Unfavourable changes reflected in profit or loss	(24)	(27)
Favourable changes recognized in OCI	0	1
Unfavourable changes recognized in OCI	(1)	(1)
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	8	9
Unfavourable changes reflected in profit or loss	(8)	(9)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	171	143
Unfavourable changes reflected in profit or loss	(107)	(104)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	194	185
Unfavourable changes reflected in profit or loss	(60)	(82)
Favourable changes recognized in OCI	0	2
Unfavourable changes recognized in OCI	(2)	(4)
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	381	348
Unfavourable changes reflected in profit or loss	(177)	(197)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	422	319
Unfavourable changes reflected in profit or loss	(165)	(115)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	14	17
Unfavourable changes reflected in profit or loss	(14)	(16)
Favourable changes recognized in OCI	11	13
Unfavourable changes recognized in OCI	£ (14)	£ (15)